UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08547

Pioneer Series Trust XII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Disciplined
Growth Fund

NQ | May 31, 2018

Ticker Symbols:

Class A PINDX
Class C INDCX
Class Y INYDX

Shares		Value
	UNAFFILIATED ISSUERS - 99.4%
	COMMON STOCKS - 99.4% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.7%
	Auto Parts & Equipment - 1.7%
219,486	Aptiv Plc	$21,399,885
	Total Automobiles & Components	$21,399,885
	CAPITAL GOODS - 10.1%
	Aerospace & Defence - 2.5%
919,193	BAE Systems Plc (A.D.R.)	$31,730,542
	Building Products - 1.0%
325,801	Masco Corp.	$12,142,603
	Electrical Components & Equipment - 2.9%
526,984	Emerson Electric Co.	$37,331,547
	Industrial Conglomerates - 1.0%
112,548	Carlisle Cos., Inc.	$12,086,530
	Trading Companies & Distributors - 2.7%
217,414(a)	United Rentals, Inc.	$34,692,752
	Total Capital Goods	$127,983,974
	CONSUMER SERVICES - 2.7%
	Restaurants - 2.7%
16,810(a)	Chipotle Mexican Grill, Inc., Class A	$7,231,326
326,653	Yum! Brands, Inc.	26,566,688
	Total Consumer Services	$33,798,014
	DIVERSIFIED FINANCIALS - 2.6%
	Asset Management & Custody Banks - 1.4%
113,069	Affiliated Managers Group, Inc.	$18,007,369
	Diversified Financials - 1.2%
208,556	Intercontinental Exchange, Inc.	$14,784,535
	Total Diversified Financials	$32,791,904
	FOOD AND STAPLES RETAILING - 3.7%
	Hypermarkets & Super Centers - 3.7%
236,259	Costco Wholesale Corp.	$46,835,984
	Total Food and Staples Retailing	$46,835,984
	FOOD, BEVERAGE & TOBACCO - 1.4%
	Soft Drinks - 1.4%
178,838	PepsiCo., Inc.	$17,928,510
	Total Food, Beverage & Tobacco	$17,928,510
	HEALTH CARE EQUIPMENT & SERVICES - 9.1%
	Health Care Equipment - 1.5%
503,164(a)	Hologic, Inc.	$19,064,884
	Health Care Services - 3.0%
212,648(a)	Laboratory Corp. of America Holdings	$38,402,102
	Health Care Supplies - 1.5%
84,805	Cooper Cos., Inc.	$19,192,220
	Managed Health Care - 3.1%
135,845	Humana, Inc.	$39,528,178
	Total Health Care Equipment & Services	$116,187,384
	INSURANCE - 1.4%
	Insurance Brokers - 1.4%
214,360	Marsh & McLennan Cos., Inc.	$17,228,113
	Total Insurance	$17,228,113
	MATERIALS - 3.6%
	Paper Packaging - 1.0%
283,743	Sealed Air Corp.	$12,359,845
	Specialty Chemicals - 2.6%
109,645	Ecolab, Inc.	$15,636,473
53,581	HB Fuller Co.	2,762,101
40,319	Sherwin-Williams Co.	15,290,981
		$33,689,555
	Total Materials	$46,049,400
	MEDIA - 1.0%
	Advertising - 1.0%
175,302	Omnicom Group, Inc.	$12,635,768
	Total Media	$12,635,768
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.8%
	Life Sciences Tools & Services - 1.5%
35,429(a)	Mettler-Toledo International, Inc.	$19,512,167
	Pharmaceuticals - 2.3%
344,707	Zoetis, Inc., Class A	$28,851,976
	Total Pharmaceuticals, Biotechnology & Life Sciences	$48,364,143
	RETAILING - 10.9%
	Apparel Retail - 1.7%
237,945	TJX Cos., Inc.	$21,491,192
Shares		Value
	General Merchandise Stores - 0.9%
137,503	Dollar General Corp.	$12,028,763
	Home Improvement Retail - 5.0%
342,815	Home Depot, Inc.	$63,952,138
	Internet & Direct Marketing Retail - 3.3%
19,653(a)	Booking Holdings, Inc.	$41,446,605
	Total Retailing	$138,918,698
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.9%
	Semiconductor Equipment - 2.3%
144,646	Lam Research Corp.	$28,665,944
	Semiconductors - 7.6%
64,389	Broadcom, Inc.	$16,230,535
597,183(a)	Micron Technology, Inc.	34,391,769
1,190,947	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	46,089,649
		$96,711,953
	Total Semiconductors & Semiconductor Equipment	$125,377,897
	SOFTWARE & SERVICES - 28.3%
	Data Processing & Outsourced Services - 4.4%
429,248	Visa, Inc., Class A	$56,111,299
	Home Entertainment Software - 1.8%
171,432(a)	Electronic Arts, Inc.	$22,442,163
	Internet & Software Services - 8.9%
56,854(a)	Alphabet, Inc., Class A	$62,539,400
34,335(a)	Alphabet, Inc., Class C	37,253,132
329,903(a)	eBay, Inc.	12,443,941
		$112,236,473
	IT Consulting & Other Services - 2.2%
186,050	Amdocs, Ltd.	$12,550,933
207,158	Cognizant Technology Solutions Corp., Class A	15,609,355
		$28,160,288
	Systems Software - 11.0%
1,027,494	Microsoft Corp.	$101,557,507
818,774	Oracle Corp.	38,253,121
		$139,810,628
	Total Software & Services	$358,760,851
	TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
	Technology Distributors - 4.3%
690,802	CDW Corp.	$55,298,700
	Technology Hardware, Storage & Peripherals - 2.5%
169,635	Apple, Inc.	$31,699,693
	Total Technology Hardware & Equipment	$86,998,393
	TRANSPORTATION - 2.4%
	Railroads - 2.4%
280,655	Kansas City Southern	$30,072,183
	Total Transportation	$30,072,183
	TOTAL COMMON STOCKS
	(Cost $1,043,575,181)	$1,261,331,101
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.4%
	(Cost $1,043,575,181)	$1,261,331,101
	OTHER ASSETS AND LIABILITIES - 0.6%	$7,529,148
	NET ASSETS - 100.0%	$1,268,860,249

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,261,331,101	$–	$–	$1,261,331,101
Total Investments in Securities	$1,261,331,101	$–	$–	$1,261,331,101

During the nine months ended May 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust XII

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date July 27, 2018

* Print the name and title of each signing officer under his or her signature.